Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Disclosure of Cash and Cash Equivalents

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$

Cash on hand	74	285
Cash at bank	79,693,054	51,845,320
Restricted cash	—	465,000
Cash on deposit	302,001	8,282,586

	79,995,129	60,593,191